DERIVATIVE LIABILITIES Warrants - Purchase Consideration and Contingent Consideration (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 04, 2021	Mar. 23, 2021
DERIVATIVE LIABILITIES
Payment for settlement of contingent consideration		$ 10,000	$ 10,000
Reduction in long term debt		14,934
Share issuance - earn-out consideration		11,748	11,748
Fair value gain on financial liabilities			63,088	$ 83,759
Current liabilities			228,994	152,336
Contingent consideration
DERIVATIVE LIABILITIES
Fair value gain on financial liabilities		$ 3,186
Sira Acquisition
DERIVATIVE LIABILITIES
Contingent consideration fair value			26,652	25,316
Sira and Cultivauna | Contingent consideration
DERIVATIVE LIABILITIES
Non current liabilities			26,661
Oasis
DERIVATIVE LIABILITIES
Contingent consideration			0	28,667		$ 117,615
GSD
DERIVATIVE LIABILITIES
Contingent consideration			63,429	91,671
GSD | Contingent consideration
DERIVATIVE LIABILITIES
Current liabilities			$ 63,429
PA Natural Acquisition
DERIVATIVE LIABILITIES
Contingent consideration				$ 39,868	$ 39,041
Share issuance - earn-out consideration (Shares)			1,029
Cultivauna, LLC
DERIVATIVE LIABILITIES
Contingent consideration			$ 9
Herbal remedies
DERIVATIVE LIABILITIES
Fair value adjustment on the purchase consideration settlement	$ 1,780